Share Capital (Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 91,866,000		$ 71,050,000
Ivanhoe Mines Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	68,961,000	[1]	44,256,000	[1]
SouthGobi Resources Ltd. [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	13,689,000		13,751,000
Ivanhoe Australia Limited [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	9,216,000		13,043,000
Oyu Tolgoi LLC [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost capitalized as property, plant and equipment	$ 13,200,000		$ 32,600,000

[1]	During 2012, stock-based compensation of $13.2 million (2011 - $32.6 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.